LEASES (Details - Balance sheet) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets
ROU operating lease assets	$ 1,020,585	$ 2,724,226
Liabilities
Current portion of operating lease	213,821	512,373
Operating lease, net of current portion	907,124	2,547,524
Total operating lease liabilities	$ 1,120,945	$ 3,059,897